EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per share
The following table sets forth the computation of basic and diluted net earnings per share attributable to the Company’s common shareholders for the years indicated:

	Year ended June 30,
	2020	2021	2022
Numerator:
Net income attributable to the Company as reported	$79,396	$89,709	$83,182
Less: Earnings allocated to participating securities	(83)	—	—

Net income attributable to common stockholders - basic	$79,313	$89,709	$83,182

Add:
Effect of Convertible Bond	93	—	—
Earnings allocated to participating securities	83	—	—
Less:
Earnings reallocated to participating securities considered potentially dilutive securities	(83)	—	—

Net income attributable to common stockholders – diluted	$79,406	$89,709	$83,182

Denominator:
Weighted average ordinary shares outstanding used in computing basic earnings per share(i)	60,478,717	60,566,709	61,007,806
Effect of dilutive securities
Convertible Bond	130,525	—	—
Share options	—	—	65,337
Restricted shares	—	947,040	495,333

Weighted average ordinary shares outstanding used in computing diluted earnings per share	60,609,242	61,513,749	61,568,476

Earnings per share – basic	$1.31	1.48	1.36

Earnings per share – diluted	$1.31	1.46	1.35

(i)
Vested and unissued restricted shares of 15,000, 15,000 and 15,000 shares are included in the computation of basic and diluted earnings per share for the years ended June 30, 2020, 2021 and 2022, respectively.